Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Mar. 31, 2025		Mar. 31, 2024
Cash flows used in operating activities:
Net income (loss)	$ (110,555)		$ 54,057		$ (803)		$ (2,658,180)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	385		805		1,695		3,775
Net amortization of debt premium and discount (related party of $296 and $(1,849))	182		99		296		(1,250)
Loss on extinguishment of debt							8,846
Loss on impairment of goodwill			3,692		3,692		2,354,320
Loss on financial instruments, net (related party of $552 and $67,457)	(166)		1,362		2,242		104,521
Investment (income) loss, net	15,938		(19,569)		6,500		(4,791)
Non cash interest expense (related party of $9,715 and $9,463)	7,364		6,584		12,214		17,699
Non cash interest income	(256)				(494)		(446)
Non cash share-based compensation	923		4,358		5,649		39,103
Provision for credit losses			1,000		1,000		6,016
Accrual (release) of loss contingency related to arbitration award	62,831		(54,973)		(54,973)		54,973
Provision for deferred taxes	43				80
(Gain) loss on liability resolution		[1]	(23,462)	[1]	(23,462)	[2]		[2]
Changes in assets and liabilities:
Changes in other assets	(955)		168		(32,784)		5,965
Changes in accounts payable and accrued expenses	(1,098)		6,710		41,445		8,628
Changes in other liabilities and deferred revenue			(90)				2,605
Net cash used in operating activities	(25,364)		(19,259)		(37,703)		(58,216)
Cash flows from investing activities:
Return of investments in alternative assets held by Customer ExAlt Trusts	7,780		12,547		30,368		46,268
Proceeds from disposition of alternative assets held by Customer ExAlt Trusts	37,174
Purchase of investments in alternative assets held by Customer ExAlt Trusts	(2,033)		(450)		(1,219)		(1,420)
Purchase of premises and equipment	(96)		(933)		(1,099)		(1,759)
Proceeds from sale of put options by Ben							968
Proceeds from sale of public equity securities held by Customer ExAlt Trusts					55
Net cash provided by investing activities	42,825		11,164		28,105		44,057
Cash flows from financing activities:
Proceeds from related party debt financings	850		1,675		1,675		25,000
Payments on related party debt financings	(15,026)		(200)		(4,675)
Proceeds from issuance of convertible debt			1,775		3,575
Payments on convertible debt					(4,000)
Payments on Customer ExAlt Trust loan payable							(6,780)
Redemption of Preferred Series B Subclass 2 Unit Accounts			(1,413)				(1,413)
Proceeds received from issuance of Class A common under standby equity purchase agreement	271		2,555		7,859		1,122
Payment of deferred financing costs for debt							(1,585)
Payment of deferred financing costs for equity			(1,564)		(2,140)		(8,091)
Distribution to noncontrolling interest							(269)
Proceeds from sale of Class A common shares			673		673
Payment of employee income taxes on restricted equity units							(116)
Proceeds from de-SPAC merger							24,761
Payment for prepaid forward purchase agreement							(20,038)
Net cash provided by financing activities	(13,905)		4,914		2,967		12,591
Net decrease in cash, cash equivalents, and restricted cash	3,556		(3,181)		(6,631)		(1,568)
Cash, cash equivalents, and restricted cash at beginning of period	1,346		7,977		7,977		9,545
Cash, cash equivalents, and restricted cash at end of period	$ 4,902		$ 4,796		$ 1,346		$ 7,977

[1]	Includes amounts eliminated in consolidation.
[2]	Includes amounts eliminated in consolidation.